SoFi Weekly Income ETF

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)
	Principal Amount	Value
Asset Backed Securities - 3.5%
AB Issuer, LLC, Series 2021-1, Class A2
3.734%, 07/30/51	$90,000	$90,000
Applebee's Funding, LLC / IHOP Funding, LLC, Series 2019-1A, Class A2I
4.194%, 06/07/49	199,000	205,639
ITE Rail Fund Levered L.P., Series 2021-1A, Class A
2.250%, 02/28/51	98,717	100,141
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.337%, 01/30/51	114,713	120,397
SERVPRO Master Issuer, LLC, Series 2021-1A, Class A2
2.394%, 04/25/51	126,000	127,190
Total Asset Backed Securities
(Cost $622,457)		643,367

Corporate Bonds - 88.5%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.
6.875%, 05/01/25	150,000	173,850

Airlines - 2.7%
Delta Air Lines, Inc.
7.375%, 01/15/26	272,000	320,487
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/27	130,000	142,877
United Airlines, Inc.
4.375%, 04/15/26	40,000	41,501
		504,865
Auto Manufacturers - 2.4%
Allison Transmission, Inc.
4.750%, 10/01/27	85,000	88,883
Ford Motor Co.
8.500%, 04/21/23	309,000	345,331
		434,214
Auto Parts & Equipment - 0.8%
Meritor, Inc.
6.250%, 06/01/25	85,000	90,473
4.500%, 12/15/28	55,000	55,290
		145,763

Banks - 4.2%
The Bank of New York Mellon Corp.
3.607% (3 Month LIBOR USD + 3.420%), 09/20/21 (1)(3)	155,000	155,640
Citizens Financial Group, Inc.
6.000% (3 Month LIBOR USD + 3.003%), 07/06/23 (1)(2)(3)	225,000	234,000
Fifth Third Bancorp
4.500% (5 Year CMT Rate + 4.215%), 09/30/25 (1)(2)(3)(8)	80,000	87,300
Natwest Group PLC
6.000% (5 Year CMT Rate + 5.625%), 12/29/25 (1)(2)(3)	200,000	222,406
Wells Fargo & Co.
3.900% (5 Year CMT Rate + 3.453%), 03/15/26 (1)(2)(3)(8)	79,000	81,028
		780,374
Chemicals - 0.7%
CF Industries, Inc.
3.450%, 06/01/23	82,000	85,382
Olin Corp.
5.125%, 09/15/27	45,000	47,042
		132,424
Commercial Services - 1.7%
The Brink's Co.
4.625%, 10/15/27	90,000	92,363
Square, Inc.
2.750%, 06/01/26	100,000	100,935
United Rentals North America, Inc.
5.500%, 05/15/27	119,000	125,991
		319,289
Diversified Financial Services - 6.9%
AerCap Holdings N.V.
5.875% (5 Year CMT Rate + 4.535%), 10/10/79 (1)(2)	238,000	246,679
Aircastle Ltd.
4.125%, 05/01/24	115,000	122,421
American Express Co.
3.584% (3 Month LIBOR USD + 3.428%), 08/15/21 (1)(3)	115,000	115,092
Aviation Capital Group, LLC
5.500%, 12/15/24	119,000	134,219
Avolon Holdings Funding Ltd.
4.250%, 04/15/26	105,000	113,020
BGC Partners, Inc.
4.375%, 12/15/25	80,000	86,687
Navient Corp.
5.500%, 01/25/23	267,000	279,682
OneMain Finance Corp.
8.250%, 10/01/23	115,000	130,458
SLM Corp.
4.200%, 10/29/25	50,000	53,064
		1,281,322

Electric - 1.6%
NextEra Energy Operating Partners L.P.
4.250%, 09/15/24	47,000	49,580
3.875%, 10/15/26	115,000	120,844
TransAlta Corp.
4.500%, 11/15/22	115,000	119,757
		290,181
Electrical Components & Equipment - 1.2%
EnerSys
5.000%, 04/30/23	210,000	220,088

Energy - Alternate Sources - 1.5%
TerraForm Power Operating, LLC
4.250%, 01/31/23	267,000	275,478

Environmental Control - 1.2%
Stericycle, Inc.
5.375%, 07/15/24	215,000	222,064

Healthcare - Products - 1.1%
Hologic, Inc.
3.250%, 02/15/29	215,000	209,894

Healthcare Services - 2.2%
HCA, Inc.
5.375%, 02/01/25	170,000	190,400
Magellan Health, Inc.
4.900%, 09/22/24 (4)	190,000	209,121
		399,521
Home Builders - 0.6%
LGI Homes, Inc.
6.875%, 07/15/26	115,000	119,859

Insurance - 3.6%
Allianz SE
3.500% (5 Year CMT Rate + 2.973%), 11/17/25 (1)(2)(3)	200,000	205,624
NMI Holdings, Inc.
7.375%, 06/01/25	255,000	292,714
SBL Holdings, Inc.
5.125%, 11/13/26	155,000	173,381
		671,719
Internet - 1.0%
NortonLifeLock, Inc.
5.000%, 04/15/25	185,000	187,211

Investment Companies - 8.7%
Ares Capital Corp.
2.150%, 07/15/26 (8)	163,000	162,207
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26	114,000	116,108
BlackRock TCP Capital Corp.
3.900%, 08/23/24	135,000	143,688
Blackstone Secured Lending Fund
3.625%, 01/15/26 (8)	115,000	121,983
FS KKR Capital Corp.
4.750%, 05/15/22	120,000	123,934
Main Street Capital Corp.
5.200%, 05/01/24	195,000	213,526
Oaktree Specialty Lending Corp.
2.700%, 01/15/27	120,000	120,695
Owl Rock Capital Corp.
4.250%, 01/15/26	115,000	124,331
Owl Rock Technology Finance Corp.
4.750%, 12/15/25	195,000	213,715
Prospect Capital Corp.
5.875%, 03/15/23	140,000	149,490
Sixth Street Specialty Lending, Inc.
3.875%, 11/01/24	115,000	121,929
		1,611,606
Lodging - 1.8%
Marriott International, Inc.
5.750%, 05/01/25	185,000	214,728
Travel + Leisure Co.
3.900%, 03/01/23	117,000	120,803
		335,531
Media - 3.5%
AMC Networks, Inc.
5.000%, 04/01/24	148,000	149,934
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27	90,000	94,163
Quebecor Media, Inc.
5.750%, 01/15/23	115,000	122,181
Sirius XM Radio, Inc.
4.625%, 07/15/24	268,000	275,035
		641,313
Mining - 0.9%
Freeport-McMoRan, Inc.
4.550%, 11/14/24	152,000	165,121

Miscellaneous Manufacturers - 0.8%
General Electric Co.
3.514% (3 Month LIBOR USD +3.330%), 09/15/21 (1)(3)	145,000	139,642

Oil & Gas - 8.0%
Apache Corp.
4.625%, 11/15/25	230,000	244,375
Cenovus Energy, Inc.
5.375%, 07/15/25	140,000	159,860
Continental Resources, Inc.
4.500%, 04/15/23	210,000	219,511
EQT Corp.
7.625%, 02/01/25 (4)	253,000	295,806
Occidental Petroleum Corp.
3.200%, 08/15/26 (8)	160,000	154,400
5.103%, 10/10/36 (5)(6)	463,000	230,801
Ovintiv Exploration, Inc.
5.375%, 01/01/26	50,000	56,346
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27	120,000	125,550
		1,486,649
Packaging & Containers - 4.0%
Berry Global, Inc.
4.875%, 07/15/26	262,000	277,226
Graphic Packaging International, LLC
4.125%, 08/15/24	180,000	191,456
Sealed Air Corp.
5.500%, 09/15/25	165,000	183,666
Silgan Holdings, Inc.
4.750%, 03/15/25	87,000	88,432
		740,780
Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/23	125,000	123,984

Pipelines - 6.6%
DCP Midstream Operating L.P.
5.375%, 07/15/25	111,000	121,729
Enable Midstream Partners L.P.
3.900%, 05/15/24 (4)(8)	120,000	128,534
EnLink Midstream Partners L.P.
4.400%, 04/01/24	125,000	130,209
Enterprise Products Operating, LLC
4.875% (3 Month LIBOR USD + 2.986%), 08/16/77 (1)(2)	176,000	171,614
NuStar Logistics L.P.
5.750%, 10/01/25	175,000	186,484
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.375%, 02/01/27	146,000	152,190
Transcanada Trust
5.625% (3 Month LIBOR USD + 3.528%), 05/20/75 (1)(2)	114,000	122,835
Western Midstream Operating L.P.
4.000%, 07/01/22	195,000	200,185
		1,213,780

Real Estate - 0.7%
Newmark Group, Inc.
6.125%, 11/15/23	112,000	123,696

Real Estate Investment Trusts (REITs) - 7.7%
Iron Mountain, Inc.
4.875%, 09/15/27	225,000	233,720
iStar, Inc.
4.750%, 10/01/24	187,000	195,695
Mack-Cali Realty L.P.
3.150%, 05/15/23	235,000	246,498
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/27	90,000	94,838
Office Properties Income Trust
4.500%, 02/01/25	154,000	166,185
2.650%, 06/15/26	55,000	55,375
Service Properties Trust
4.650%, 03/15/24	340,000	336,175
VICI Properties LP / VICI Note Co., Inc.
3.750%, 02/15/27	90,000	91,131
		1,419,617
Retail - 1.6%
Macy's, Inc.
8.375%, 06/15/25	90,000	99,567
QVC, Inc.
4.850%, 04/01/24	84,000	91,248
4.750%, 02/15/27	100,000	105,756
		296,571
Semiconductors - 3.7%
Amkor Technology, Inc.
6.625%, 09/15/27 (8)	185,000	199,890
Microchip Technology, Inc.
4.250%, 09/01/25	85,000	89,308
ON Semiconductor Corp.
3.875%, 09/01/28	113,000	114,941
Qorvo, Inc.
4.375%, 10/15/29	261,000	284,913
		689,052
Software - 0.5%
PTC, Inc.
4.000%, 02/15/28	90,000	92,131

Telecommunications - 5.0%
Level 3 Financing, Inc.
4.250%, 07/01/28	200,000	200,680
Nokia Oyj
4.375%, 06/12/27	168,000	184,183
Sprint Corp.
7.875%, 09/15/23	209,000	237,081
T-Mobile USA, Inc.
2.250%, 02/15/26	195,000	196,892
2.250%, 02/15/26	110,000	111,067
		929,903
Total Corporate Bonds
(Cost $15,794,657)		16,377,492

Mortgage Backed Securities - 1.9%
Federal National Mortgage Association Interest Strips
5.000%, 01/25/43	1,051,235	177,831
4.000%, 01/25/48	907,603	67,544
Federal National Mortgage Association REMICS
3.000%, 03/25/28	1,646,675	102,124
Total Mortgage Backed Securities
(Cost $338,273)		347,499

Municipal Bonds - 1.9%
Metropolitan Transportation Authority
5.000%, 09/01/22	115,000	121,768
State of Illinois
4.950%, 06/01/23	219,818	227,460
Total Municipal Bonds
(Cost $339,969)		349,228

	Shares
Preferred Stocks - 1.9%
Banks - 1.2%
U.S. Bancorp
3.750%, 1/15/26 (3)	9,000	219,780

Diversified Financial Services - 0.7%
Brookfield Finance, Inc.
4.625%, 10/16/80	5,000	125,950
Total Preferred Stocks
(Cost $350,000)		345,730

Short-Term Investments - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 0.026% (7)	214,963	214,963
Total Short-Term Investments
(Cost $214,963)		214,963

Investments Purchased With Collateral From Securities Lending - 5.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (7)	915,487	915,487
Total Investments Purchased With Collateral From Securities Lending
(Cost $915,487)		915,487

Total Investments in Securities - 103.9%
(Cost $18,575,806)		19,193,766
Liabilities in Excess of Other Assets - (3.9)%		(724,380)
Total Net Assets - 100.0%		$18,469,386

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
USD	United States Dollar
(1)	Variable rate security; rate shown is the rate in effect on May 31, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on May 31, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(3)	Perpetual call date security. Date shown is next call date.
(4)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2021.
(5)	Rate represents the annualized effective yield to maturity from the purchase price.
(6)	Zero coupon security.
(7)	The rate shown is the annualized seven-day effective yield as of May 31, 2021.
(8)
This security or a portion of this security was out on loan as of May 31, 2021. Total loaned securities had a value of $895,510 or 4.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The SoFi Weekly Income ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

Investments in Securities	Investments Measured as Net Asset Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$–	$643,367	$–	$643,367
Corporate Bonds (1)	-	-	16,377,492	-	16,377,492
Mortgage Backed Securities	-	-	347,499	-	347,499
Municipal Bonds	-	-	349,228	-	349,228
Preferred Stocks (1)	-	345,730	-	-	345,730
Short-Term Investments	-	214,963	-	-	214,963
Ivestments Purchased With Collateral From Securities Lending (2)	915,487	-	-	-	915,487
Total Investments in Securities	$915,487	$560,693	$17,717,586	$–	$19,193,766

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.